Convertible Note Payable (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Convertible Note Payable Details Narrative
Interest expense	$ 279	$ 0
Total debt discount	23,236		0
Amortization expense	$ 4,085	$ 0